Convertible bonds (Tables)	12 Months Ended
Dec. 31, 2018
Convertible bonds [Abstract]
Schedule of convertible bonds
	December 31,
	2017	2018
	RMB	RMB

Convertible bonds, current
2019 Convertible Senior Notes	-	6,863

Convertible bonds, non-current
2019 Convertible Senior Notes	6,536	-